PROVISIONS, CONTINGENCIES AND COMMITMENTS - Competition and Antitrust Claims (Details) $ in Millions		1 Months Ended					12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Feb. 28, 2011 plaintiff	Sep. 30, 2005 USD ($)	Sep. 30, 2000 plaintiff steel_producer	Dec. 31, 2025 USD ($)
Disclosure of other provisions [line items]
Settlement payment	$ 210
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought			$ 107
Competition and antitrust claims
Disclosure of other provisions [line items]
Number of plaintiffs | plaintiff						2
Number of defendants | steel_producer						3
Competition and antitrust claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Number of plaintiffs | plaintiff				4
Competition and antitrust claims | Trade organizations | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought					$ 71		$ 0
Settlement payment		$ 17
Competition and antitrust claims | Federal public prosecutor of the state of Minas Gerais | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought							$ 86